VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-0506

RE:	Separate Account VA-5NLNY of TFLIC

File No. 811-08160, CIK 0000914838

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5NLNY of TFLIC, a unit investment trust registered under the Act, mailed to its contract owners the semi annual report for the following underlying management investment companies: American Century Investments Variable Portfolios, Inc, AIM Variable Insurance Funds,(Invesco Variable Insurance Funds), Columbia Funds Variable Insurance Trust, Federated Insurance Series, Janus Aspen Series, ING Investors Trust, Schwab Annuity Portfolios, and Wells Fargo Advantage Variable Trust Funds. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi annual reports were filed with the Commission via EDGAR on the dates indicated:

•	American Century Investments Variable Portfolios, Inc (CIK: 814680) filed 8/23/12
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (CIK: 896435) filed 8/24/12.
•	Columbia Funds Variable Insurance Trust (CIK 0000815425) filed 8/29/12.
•	Federated Insurance Series (CIK: 912577) filed 8/23/12.
•	Janus Aspen Series (CIK: 906185) filed 8/29/12
•	ING Investors Trust (CIK: 0000837276) filed 9/4/12.
•	Schwab Annuity Portfolios (CIK: 918266) filed 8/31/12.
•	Wells Fargo Advantage Variable Trust Funds (CIK: 1081402) filed 8/29/12.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Financial Life Insurance Company